Advances for units under construction and related costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Advances for drilling units under construction	$ 545,469	$ 394,852
Ocean Rig Santorini
Price per drilling unit	694,790
Advances for drilling units under construction	309,358
Ocean Rig Crete
Price per drilling unit	709,565
Advances for drilling units under construction	156,900
Ocean Rig Amorgos
Advances for drilling units under construction	$ 76,600
Yard
Construction contracts, Agreement terms	The Company entered into agreements with the yard to amend certain terms relating to contracts for the construction of its three seventh generation drilling units (the Ocean Rig Santorini, the Ocean Rig Crete and the Ocean Rig Amorgos) which were previously scheduled for delivery in 2017, 2018 and 2019, respectively.
Yard | Ocean Rig Santorini and Ocean Rig Crete
Construction contracts, Agreement terms	As part of the agreements, the deliveries of the Ocean Rig Santorini and the Ocean Rig Crete were postponed to June 2018 and January 2019, respectively.
Yard | Prior amendment of August 11, 2016 | Ocean Rig Santorini
Drilling Unit delivery	2017
Yard | Prior amendment of August 11, 2016 | Ocean Rig Crete
Drilling Unit delivery	2018
Yard | Prior amendment of August 11, 2016 | Ocean Rig Amorgos
Drilling Unit delivery	2019
Yard | After amendment of August 11, 2016 | Ocean Rig Santorini
Drilling Unit delivery	June 2018
Yard | After amendment of August 11, 2016 | Ocean Rig Crete
Drilling Unit delivery	January 2019
Yard | After amendment of August 11, 2016 | Ocean Rig Amorgos
Drilling Unit delivery	suspended
Yard | After amendment of August 11, 2016 - Company's option | Ocean Rig Amorgos
Construction contracts, Agreement terms	With respect to the Ocean Rig Amorgos, the Company agreed to suspend its construction with an option, subject to the Company's option, to bring it back into force within a period of 18 months after the date of the addendum.